Other Income (Tables)	12 Months Ended
Dec. 31, 2019
Other Income, Nonoperating [Abstract]
Other income

In millions	Year ended December 31,	2019	2018	2017
Gain on disposal of property		$—	$338	$—
Gain on disposal of land		50	27	22
Other (1)		3	11	(10)
Total other income		$53	$376	$12
(1)
Includes foreign exchange gains and losses related to foreign exchange forward contracts and the re-measurement of foreign currency denominated monetary assets and liabilities. See Note 20 – Financial instruments for additional information.